Offerings	Oct. 20, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.135% Fixed Rate / Floating Rate Senior Notes due 2030
Amount Registered | shares	1,683,750,000
Maximum Aggregate Offering Price	$ 1,683,750,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 146,486.25
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, based upon an exchange rate of $1.1225/euro on October 19, 2026, as published by Bloomberg L.P.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.462% Fixed Rate / Floating Rate Senior Notes due 2033
Amount Registered | shares	1,403,125,000
Maximum Aggregate Offering Price	$ 1,403,125,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 122,071.88
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended, based upon an exchange rate of $1.1225/euro on October 19, 2026, as published by Bloomberg L.P.